UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Santa Barbara Dividend Growth Fund

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.0%

	COMMON STOCKS – 96.0%

	Aerospace & Defense – 5.2%

478,421	Boeing Company	$70,839,797

671,566	Honeywell International Inc.	69,359,336
	Total Aerospace & Defense	140,199,133

	Automobiles – 2.5%

1,969,185	General Motors Company	68,744,248

	Banks – 7.9%

748,158	Cullen/Frost Bankers, Inc.	51,203,934

1,213,259	JPMorgan Chase & Co.	77,951,891

1,560,696	Wells Fargo & Company	84,496,081
	Total Banks	213,651,906

	Beverages – 2.8%

729,287	PepsiCo, Inc.	74,525,839

	Biotechnology – 2.6%

1,195,498	AbbVie Inc.	71,191,906

	Capital Markets – 1.9%

143,193	BlackRock Inc.	50,399,640

	Chemicals – 2.7%

479,532	Monsanto Company	44,701,973

251,381	Praxair, Inc.	27,925,915
	Total Chemicals	72,627,888

	Consumer Finance – 1.9%

937,972	Discover Financial Services	52,732,786

	Containers & Packaging – 2.3%

916,123	Packaging Corp. of America	62,708,619

	Diversified Telecommunication Services – 2.7%

2,170,100	AT&T Inc.	72,720,051

	Electric Utilities – 3.7%

1,026,409	ITC Holdings Corporation	33,584,102

652,695	NextEra Energy Inc.	67,005,669
	Total Electric Utilities	100,589,771

	Food & Staples Retailing – 2.9%

794,779	CVS Health Corporation	78,508,270

Nuveen Investments	1

Nuveen Santa Barbara Dividend Growth Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Food Products – 1.5%

906,969	Mondelez International Inc.	$41,865,689

	Health Care Equipment & Supplies – 2.7%

1,001,243	Medtronic, PLC	74,011,883

	Health Care Providers & Services – 2.9%

674,895	UnitedHealth Group Incorporated	79,489,133

	Household Durables – 1.9%

319,688	Whirlpool Corporation	51,194,836

	Household Products – 2.4%

989,032	Colgate-Palmolive Company	65,622,273

	Insurance – 4.6%

637,155	Ace Limited, Class A	72,342,579

935,751	Marsh & McLennan Companies, Inc.	52,158,761
	Total Insurance	124,501,340

	IT Services – 5.3%

640,601	Accenture Limited	68,672,427

1,018,703	Fidelity National Information Services	74,283,823
	Total IT Services	142,956,250

	Multiline Retail – 1.7%

892,573	Macy’s, Inc.	45,503,372

	Multi-Utilities – 2.0%

1,063,086	WEC Energy Group, Inc.	54,812,714

	Oil, Gas & Consumable Fuels – 6.3%

613,867	Chevron Corporation	55,788,233

2,084,300	Kinder Morgan, Inc.	57,005,605

644,924	Phillips 66	57,430,482
	Total Oil, Gas & Consumable Fuels	170,224,320

	Pharmaceuticals – 7.4%

673,785	Johnson & Johnson	68,072,499

1,021,223	Novo-Nordisk A/S, Sponsored ADR	54,308,639

2,282,212	Pfizer Inc.	77,184,410
	Total Pharmaceuticals	199,565,548

	Professional Services – 2.1%

1,192,168	Nielsen Holdings PLC	56,639,902

	Road & Rail – 2.3%

707,087	Union Pacific Corporation	63,178,223

	Software – 2.8%

1,445,253	Microsoft Corporation	76,078,118

2	Nuveen Investments

Shares	Description (1)			Value

	Specialty Retail – 2.0%

741,497	Lowe’s Companies, Inc.			$54,744,724

	Technology Hardware, Storage & Peripherals – 6.4%

995,693	Apple, Inc.			118,985,313

2,044,667	EMC Corporation			53,611,169
	Total Technology Hardware, Storage & Peripherals			172,596,482

	Textiles, Apparel & Luxury Goods – 2.6%

1,063,404	VF Corporation			71,801,038
	Total Long-Term Investments (cost $2,020,673,452)			2,603,385,902

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.5%

	REPURCHASE AGREEMENTS – 2.5%

$66,148	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $66,147,751, collateralized by $68,070,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $67,474,388	0.000%	11/02/15	$66,147,751
	Total Short-Term Investments (cost $66,147,751)			66,147,751
	Total Investments (cost $2,086,821,203) – 98.5%			2,669,533,653
	Other Assets Less Liabilities – 1.5%			41,367,133
	Net Assets – 100%			$2,710,900,786

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,603,385,902	$—	$—	$2,603,385,902
Short-Term Investments:
Repurchase Agreements	—	66,147,751	—	66,147,751
Total	$2,603,385,902	$66,147,751	$—	$2,669,533,653

Nuveen Investments	3

Nuveen Santa Barbara Dividend Growth Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2015, the cost of investments was $2,090,634,681.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$610,950,238
Depreciation	(32,051,266)
Net unrealized appreciation (depreciation) of investments	$578,898,972

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

ADR	American Depository Receipt

4	Nuveen Investments

Nuveen Santa Barbara Global Dividend Growth Fund

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 95.0%

	COMMON STOCKS – 95.0%

	Aerospace & Defense – 6.2%

1,194	Boeing Company	$176,796

1,930	Honeywell International Inc.	199,330

3,030	Safran SA	230,270
	Total Aerospace & Defense	606,396

	Automobiles – 4.4%

2,613	Daimler AG	226,911

5,692	General Motors Company	198,708
	Total Automobiles	425,619

	Banks – 8.5%

68,700	BOC Hong Kong Holdings Limited	220,709

3,254	JPMorgan Chase & Co.	209,069

3,826	Wells Fargo & Company	207,140

8,571	Westpac Banking Corporation	191,794
	Total Banks	828,712

	Beverages – 2.1%

2,030	PepsiCo, Inc.	207,446

	Biotechnology – 3.2%

3,120	AbbVie Inc.	185,796

3,565	Grifols SA, Class B	123,998
	Total Biotechnology	309,794

	Consumer Finance – 1.7%

2,962	Discover Financial Services	166,524

	Containers & Packaging – 3.9%

20,168	Amcor Limited	196,312

2,671	Packaging Corp. of America	182,830
	Total Containers & Packaging	379,142

	Diversified Telecommunication Services – 3.7%

5,489	AT&T Inc.	183,936

146,487	HKT Trust and HKT Limited	175,582
	Total Diversified Telecommunication Services	359,518

	Electric Utilities – 4.2%

2,062	NextEra Energy Inc.	211,685

8,264	Scottish and Southern Energy PLC	193,008
	Total Electric Utilities	404,693

Nuveen Investments	5

Nuveen Santa Barbara Global Dividend Growth Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing – 2.5%

2,493	CVS Health Corporation	$246,258

	Health Care Equipment & Supplies – 1.5%

1,976	Medtronic, PLC	146,066

	Hotels, Restaurants & Leisure – 2.1%

11,687	Compass Group PLC	201,606

	Household Durables – 1.9%

1,133	Whirlpool Corporation	181,439

	Household Products – 3.9%

2,675	Colgate-Palmolive Company	177,486

2,091	Reckitt and Benckiser	204,498
	Total Household Products	381,984

	Insurance – 3.2%

3,302	Swiss Re AG	307,000

	IT Services – 2.3%

2,042	Accenture Limited, Class A	218,902

	Machinery – 1.8%

11,100	Kubota Corporation	173,946

	Metals & Mining – 1.3%

7,465	BHP Billiton Limited	122,542

	Oil, Gas & Consumable Fuels – 6.0%

1,642	Chevron Corporation	149,225

3,502	Kinder Morgan, Inc.	95,780

1,896	Phillips 66	168,839

3,577	Total SA	173,642
	Total Oil, Gas & Consumable Fuels	587,486

	Personal Products – 1.5%

778	L’Oreal	142,060

	Pharmaceuticals – 6.6%

3,691	Novo Nordisk AS, Class B	196,078

7,955	Pfizer Inc.	269,038

1,696	Sanofi-Synthelabo, SA	171,301
	Total Pharmaceuticals	636,417

	Professional Services – 2.9%

8,256	Experian PLC	141,020

2,872	Nielsen Holdings PLC	136,449
	Total Professional Services	277,469

6	Nuveen Investments

Shares	Description (1)			Value

	Road & Rail – 2.0%

2,213	Union Pacific Corporation			$197,731

	Software – 4.5%

4,569	Microsoft Corporation			240,512

2,524	SAP SE			199,504
	Total Software			440,016

	Technology Hardware, Storage & Peripherals – 4.3%

2,160	Apple, Inc.			258,120

6,178	EMC Corporation			161,987
	Total Technology Hardware, Storage & Peripherals			420,107

	Textiles, Apparel & Luxury Goods – 2.1%

3,006	VF Corporation			202,965

	Trading Companies & Distributors – 2.2%

17,325	Itochu Corporation			218,806

	Wireless Telecommunication Services – 4.5%

10,200	KDDI Corporation			249,020

55,999	Vodafone Group PLC			184,958
	Total Wireless Telecommunication Services			433,978
	Total Common Stocks (cost $8,376,389)			9,224,622

Shares	Description (1)			Value

	COMMON STOCK RIGHTS – 0.0%

	Banks – 0.0%

373	Westpac Banking Corporation			$1,302
	Total Common Stock Rights (cost $0)			1,302
	Total Long-Term Investments (cost $8,376,389)			9,225,924

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.6%

	REPURCHASE AGREEMENTS – 4.6%

$447	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $447,485, collateralized by $460,000 U.S. Treasury Notes, 2.000%, due 2/15/25, value $456,550	0.000%	11/02/15	$447,485
	Total Short-Term Investments (cost $447,485)			447,485
	Total Investments (cost $8,823,874) – 99.6%			9,673,409
	Other Assets Less Liabilities – 0.4%			38,251
	Net Assets – 100%			$9,711,660

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data

Nuveen Investments	7

Nuveen Santa Barbara Global Dividend Growth Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$9,224,622	$—	$—	$9,224,622
Common Stock Rights	1,302	—	—	1,302
Short-Term Investments:
Repurchase Agreements	—	447,485	—	447,485
Total	$9,225,924	$447,485	$—	$9,673,409

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2015, the cost of investments was $8,865,120.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$1,082,949
Depreciation	(274,660)
Net unrealized appreciation (depreciation) of investments	$808,289

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

8	Nuveen Investments

Nuveen Santa Barbara International Dividend Growth Fund

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 95.5%

	COMMON STOCKS – 95.5%

	Aerospace & Defense – 3.0%

1,628	Safran SA	$123,723

	Automobiles – 3.1%

1,461	Daimler AG	126,872

	Banks – 16.0%

37,500	BOC Hong Kong Holdings Limited	120,475

3,628	Danske Bank A/S	99,762

5,285	ForeningsSparbanken AB, Class A	121,307

18,500	Mitsubishi UFJ Financial Group Inc., (WI/DD)	121,207

2,478	Toronto-Dominion Bank	101,728

4,155	Westpac Banking Corporation	92,977
	Total Banks	657,456

	Beverages – 3.4%

1,520	Heineken NV	138,932

	Biotechnology – 2.2%

2,589	Grifols SA, Class B	90,050

	Chemicals – 4.0%

572	Linde AG	99,225

3,156	Potash Corporation of Saskatchewan	63,846
	Total Chemicals	163,071

	Containers & Packaging – 2.1%

8,688	Amcor Limited, (WI/DD)	84,567

	Diversified Telecommunication Services – 1.9%

67,000	HKT Trust and HKT Limited	80,307

	Electric Utilities – 5.8%

1,539	Red Electrica Corporacion SA	135,727

4,331	Scottish and Southern Energy PLC	101,152
	Total Electric Utilities	236,879

	Energy Equipment & Services – 1.8%

6,055	Tenaris SA	76,039

	Food Products – 2.4%

1,395	Groupe Danone	97,272

	Hotels, Restaurants & Leisure – 3.4%

8,232	Compass Group PLC	142,006

Nuveen Investments	9

Nuveen Santa Barbara International Dividend Growth Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Household Products – 2.9%

1,203	Reckitt and Benckiser	$117,652

	Insurance – 3.1%

1,371	Swiss Re AG	127,467

	Machinery – 2.4%

6,200	Kubota Corporation	97,159

	Media – 3.0%

5,501	WPP Group PLC	123,643

	Metals & Mining – 2.3%

5,818	BHP Billiton Limited, (WI/DD)	95,506

	Oil, Gas & Consumable Fuels – 4.9%

5,133	BG Group PLC	81,109

2,501	Total SA	121,409
	Total Oil, Gas & Consumable Fuels	202,518

	Personal Products – 2.0%

446	L’Oreal	81,438

	Pharmaceuticals – 10.6%

935	Merck KGaA	91,333

1,224	Novartis AG, Sponsored ADR	111,261

2,400	Novo Nordisk AS, Class B	127,496

1,042	Sanofi-Synthelabo, SA	105,245
	Total Pharmaceuticals	435,335

	Professional Services – 4.3%

4,573	Experian PLC	78,111

2,127	Nielsen Holdings PLC	101,054
	Total Professional Services	179,165

	Software – 2.2%

1,156	SAP SE	91,374

	Trading Companies & Distributors – 3.5%

11,400	Itochu Corporation, (WI/DD)	143,976

	Wireless Telecommunication Services – 5.2%

4,900	KDDI Corporation, (WI/DD)	119,627

28,976	Vodafone Group PLC	95,704
	Total Wireless Telecommunication Services	215,331
	Total Common Stocks (cost $3,653,923)	3,927,738

10	Nuveen Investments

Shares	Description (1)			Value

	COMMON STOCK RIGHTS – 0.0%

	Banks – 0.0%

181	Westpac Banking Corporation			$631
	Total Common Stock Rights (cost $0)			631
	Total Long-Term Investments (cost $3,653,923)			3,928,369

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.6%

	REPURCHASE AGREEMENTS – 4.6%

$187	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $186,707, collateralized by $195,000 U.S. Treasury Notes, 2.000%, due 2/15/25, value $193,538	0.000%	11/02/15	$186,707
	Total Short-Term Investments (cost $186,707)			186,707
	Total Investments (cost $3,840,630) – 100.1%			4,115,076
	Other Assets Less Liabilities – (0.1)%			(2,075)
	Net Assets – 100%			$4,113,001

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$3,927,738	$—	$—	$3,927,738
Common Stock Rights	631	—	—	631
Short-Term Investments:
Repurchase Agreements	—	186,707	—	186,707
Total	$3,928,369	$186,707	$—	$4,115,076

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	11

Nuveen Santa Barbara International Dividend Growth Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

As of October 31, 2015, the cost of investments was $3,871,104.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$443,591
Depreciation	(199,619)
Net unrealized appreciation (depreciation) of investments	$243,972

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

ADR	American Depositary Receipt

12	Nuveen Investments

Nuveen Tradewinds Emerging Markets Fund

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.7%

	COMMON STOCKS – 95.8%

	Airlines – 1.3%

709,700	AirAsia Berhad	$244,496

	Automobiles – 2.9%

2,999	Hyundai Motor Co. Ltd, PFD	289,365

8,900	Tata Motors Limited, Sponsored ADR	263,173
	Total Automobiles	552,538

	Banks – 12.2%

120,615	Akbank TüRk Anonim Sirketi	309,874

102,600	Bangkok Bank Public Company Limited, NVDR	483,180

553,810	Chinatrust Financial Holding Company Limited	304,511

4,870,257	FBN Holdings PLC	125,274

12,763	KB Financial Group Inc.	404,704

80,240	Sberbank of Russia, Sponsored ADR	492,112

5,548	Shinhan Financial Group Company Limited, Sponsored ADR	212,766
	Total Banks	2,332,421

	Capital Markets – 0.8%

7,202	Mirae Asset Securities Company Limited	161,406

	Chemicals – 2.2%

208,200	Fertilizantes Heringer S.A., (2)	88,537

48,565	UPL Limited	341,282
	Total Chemicals	429,819

	Construction & Engineering – 0.7%

177,125	Murray & Roberts Holdings Limited	134,133

	Diversified Telecommunication Services – 3.0%

35,844	KT Corporation, Sponsored ADR	470,273

112,595	Telecom Egypt SAE	96,049
	Total Diversified Telecommunication Services	566,322

	Electric Utilities – 1.6%

153,370	Power Grid Corporation of India Limited	301,483

	Electronic Equipment, Instruments & Components – 2.1%

178,000	Digital China Holdings Limited	181,890

19,019	Flextronics International Limited, (2)	216,626
	Total Electronic Equipment, Instruments & Components	398,516

Nuveen Investments	13

Nuveen Tradewinds Emerging Markets Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Food Products – 16.8%

69,287	Adecoagro SA, (2)	$733,749

30,000	BrasilAgro Cia Brasileira de Propriedades Agricolas	83,235

84,600	Grupo Lala S.A.B. de C.V., Class I	216,087

78,873	Grupo Nutresa SA, (2)	594,066

15,765	Kernal Holding SA	212,955

41,405	MHP SA, 144A, GDR, (3)	376,786

96,400	SLC Agricola SA	430,439

1,024,500	WH Group Limited, (2), (3)	565,745
	Total Food Products	3,213,062

	Gas Utilities – 1.2%

1,028,000	Perusahaan Gas Negara PT, Class B	225,315

	Health Care Providers & Services – 0.8%

95,200	Profarma Distribuidora de Produtos Farmaceuticos SA	147,618

	Hotels, Restaurants & Leisure – 2.2%

307,800	Hoteles City Express SA de CV, (2)	415,734

	Independent Power & Renewable Electricity Producers – 1.6%

78,000	China Resources Power Holdings Company Limited	177,323

956,000	Energy Development Corporation	135,580
	Total Independent Power & Renewable Electricity Producers	312,903

	Insurance – 5.9%

391,161	Cathay Financial Holding Company Limited	559,085

102,000	Ping An Insurance Group Company of China Limited, Class H	575,104
	Total Insurance	1,134,189

	IT Services – 4.1%

22,327	Net 1 Ueps Technologies, Inc., (2)	380,229

46,150	Wipro Limited	401,998
	Total IT Services	782,227

	Media – 2.9%

6,875	Grupo Televisa, S.A.B., Sponsored ADR	200,338

612,300	Media Prima Berhad	198,114

1,096	Naspers Limited, Class N	160,531
	Total Media	558,983

	Metals & Mining – 1.2%

64,706	Gerdau SA, Sponsored ADR, PFD	89,941

3,592	POSCO, Sponsored ADR	143,788
	Total Metals & Mining	233,729

14	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 7.8%

154,300	Bankers Petroleum Limited, (2)	$259,605

278,000	CNOOC Limited	310,977

39,410	Gazprom OAO, Sponsored ADR	165,916

65,702	Petrobras Argentina SA, Sponsored ADR, Class B	412,609

16,346	YPF Sociedad Anonima, Sponsored ADR, Class D	349,151
	Total Oil, Gas & Consumable Fuels	1,498,258

	Pharmaceuticals – 1.4%

496,500	United Laboratories International Holdings Ltd	265,207

	Real Estate Management & Development – 5.7%

27,409	Cresud S.A., Sponsored ADR	350,287

425,833	Emaar Propoerties PJSC	747,787
	Total Real Estate Management & Development	1,098,074

	Semiconductors & Semiconductor Equipment – 4.2%

12,168	SK Hynix Inc.	327,668

21,895	Taiwan Semiconductor Manufacturing Company Limited, Sponsored ADR	480,814
	Total Semiconductors & Semiconductor Equipment	808,482

	Technology Hardware, Storage & Peripherals – 4.8%

452	Samsung Electronics Company Limited	543,962

358	Samsung Electronics Company Limited, PFD	375,255
	Total Technology Hardware, Storage & Peripherals	919,217

	Textiles, Apparel & Luxury Goods – 0.0%

8,439,000	China Hongxing Sports Limited, (4)	6

	Water Utilities – 1.5%

313,000	Manila Water Company	159107

288,000	Sound Global Limited, (2), (4)	130,054
	Total Water Utilities	289,161

	Wireless Telecommunication Services – 6.9%

52,000	Bharti AirTel Limited	275,339

24,000	China Mobile Limited	287,204

2,987	Millicom International Cellular SA, Swedish Depositary Receipt	166,769

59,814	Turkcell Iletisim Hizmetleri A.S., Sponsored ADR	592,755
	Total Wireless Telecommunication Services	1,322,067
	Total Common Stocks (cost $22,687,661)	18,345,366

Shares	Description (1)	Value

	WARRANTS – 1.9%

64,824	HSBC LEPO, Vietnam Dairy, 144A	$366,785
	Total Warrants (cost $263,743)	366,785
	Total Long-Term Investments (cost $22,951,404)	18,712,151

Nuveen Investments	15

Nuveen Tradewinds Emerging Markets Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.0%

	REPURCHASE AGREEMENTS – 2.0%

$394	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $393,550, collateralized by $405,000 U.S. Treasury Notes, 2.000%, due 2/15/25, value $401,963	0.000%	11/02/15	$393,550
	Total Short-Term Investments (cost $393,550)			393,550
	Total Investments (cost $23,344,954) – 99.7%			19,105,701
	Other Assets Less Liabilities – 0.3%			50,153
	Net Assets – 100%			$19,155,854

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$17,272,775	$942,531	$130,060	$18,345,366
Warrants	—	366,785	—	366,785
Short-Term Investments:
Repurchase Agreements	—	393,550	—	393,550
Total	$17,272,775	$1,702,866	$130,060	$19,105,701

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

16	Nuveen Investments

As of October 31, 2015, the cost of investments was $24,591,937.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$1,849,764
Depreciation	(7,336,000)
Net unrealized appreciation (depreciation) of investments	$(5,486,236)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1993, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

Nuveen Investments	17

Nuveen Tradewinds Global All-Cap Fund

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.3%

	COMMON STOCKS – 97.3%

	Airlines – 1.4%

4,054,200	AirAsia Berhad	$1,396,698

	Auto Components – 1.6%

51,080	Goodyear Tire & Rubber Company	1,677,467

	Automobiles – 1.9%

57,299	General Motors Company	2,000,308

	Banks – 8.1%

65,000	Citigroup Inc.	3,456,050

540,900	Royal Bank of Scotland Group PLC, (2)	2,648,311

581,300	Sumitomo Mitsui Trust Holdings Inc.	2,253,037
	Total Banks	8,357,398

	Biotechnology – 2.2%

66,090	Baxalta Inc.	2,277,461

	Capital Markets – 4.0%

206,727	UBS AG	4,140,742

	Chemicals – 1.4%

20,000	Arkema S.A.	1,464,954

	Commercial Services & Supplies – 2.9%

66,083	Cape PLC	234,309

29,381	ISS AS	1,034,043

340,600	Mitie Group PLC	1,687,571
	Total Commercial Services & Supplies	2,955,923

	Communications Equipment – 1.8%

66,034	Cisco Systems, Inc.	1,905,081

	Diversified Telecommunication Services – 5.3%

47,000	CenturyLink Inc.	1,325,870

96,980	KT Corporation, Sponsored ADR	1,272,378

25,900	Nippon Telegraph and Telephone Corporation	962,852

72,923	Telefonica S.A, (2)	964,683

51,651	Telenor ASA	974,450
	Total Diversified Telecommunication Services	5,500,233

	Electronic Equipment, Instruments & Components – 5.3%

914,000	Digital China Holdings Limited	933,977

114,818	Ingram Micro, Inc., Class A	3,419,280

18	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components (continued)

14,529	Tech Data Corporation, (2)	$1,057,566
	Total Electronic Equipment, Instruments & Components	5,410,823

	Energy Equipment & Services – 0.4%

105,096	Aker Solutions ASA	420,545

	Food & Staples Retailing – 1.3%

38,368	Andersons, Inc.	1,358,227

	Food Products – 11.9%

155,076	Adecoagro SA, (2)	1,642,255

23,800	Archer-Daniels-Midland Company	1,086,708

20,911	Bunge Limited	1,525,667

67,667	Greencore Group PLC	317,772

16,230	Ingredion Inc.	1,542,824

141,500	Scandi Standard AB	811,548

68,293	Tyson Foods, Inc., Class A	3,029,477

4,076,500	WH Group Limited, (2), (3)	2,251,106
	Total Food Products	12,207,357

	Health Care Providers & Services – 2.0%

17,650	Aetna Inc.	2,025,867

	Independent Power & Renewable Electricity Producers – 3.0%

200,149	AES Corporation	2,191,632

68,910	NRG Energy Inc.	888,250
	Total Independent Power & Renewable Electricity Producers	3,079,882

	Industrial Conglomerates – 1.0%

38,560	Koninklijke Philips Electronics NV	1,042,678

	Insurance – 9.3%

23,730	Ageas	1,048,616

56,169	American International Group, Inc.	3,542,017

35,368	Axis Capital Holdings Limited	1,909,872

103,300	MS&AD Insurance Group Holdings Inc.	3,074,945
	Total Insurance	9,575,450

	Marine – 0.5%

34,591	Stolt-Nielsen Limited	468,175

	Media – 1.8%

99,700	Time Inc.	1,852,426

	Metals & Mining – 2.8%

74,506	BHP Billiton Limited	1,223,058

49,083	Freeport-McMoRan, Inc.	577,707

Nuveen Investments	19

Nuveen Tradewinds Global All-Cap Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Metals & Mining (continued)

6,475	POSCO	$1,033,683
	Total Metals & Mining	2,834,448

	Oil, Gas & Consumable Fuels – 5.5%

22,032	Apache Corporation	1,038,368

549,402	Bankers Petroleum Limited, (2)	924,353

86,082	Royal Dutch Shell PLC, Class B Shares	2,255,967

66,277	YPF Sociedad Anonima, Sponsored ADR, Class D	1,415,677
	Total Oil, Gas & Consumable Fuels	5,634,365

	Pharmaceuticals – 9.7%

22,500	Mylan NV, (2)	992,025

9,475	Novartis AG	861,276

63,600	Pfizer Inc.	2,150,952

8,205	Roche Holdings AG	2,227,125

22,825	Sanofi	2,305,391

23,555	Teva Pharmaceutical Industries Limited, Sponsored ADR	1,394,220
	Total Pharmaceuticals	9,930,989

	Real Estate Management & Development – 1.2%

214,800	City Developments Limited	1,217,440

	Road & Rail – 1.0%

37,366	CSX Corporation	1,008,508

	Software – 2.8%

73,411	Oracle Corporation	2,851,283

	Specialty Retail – 3.1%

26,426	Best Buy Co., Inc.	925,703

39,405	DSW Inc.	982,761

237,300	Kingfisher plc	1,291,716
	Total Specialty Retail	3,200,180

	Technology Hardware, Storage & Peripherals – 2.1%

1,832	Samsung Electronics Company Limited	2,204,731

	Textiles, Apparel & Luxury Goods – 0.0%

31,950,000	China Hongxing Sports Limited, (4)	23

	Water Utilities – 1.0%

230,771	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR, (2)	1,013,085

	Wireless Telecommunication Services – 1.0%

102,500	Turkcell Iletisim Hizmetleri A.S., ADR	1,015,775
	Total Long-Term Investments (cost $101,383,989)	100,028,522

20	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.0%

	REPURCHASE AGREEMENTS – 2.0%

$2,091	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $2,091,031, collateralized by $2,150,000 U.S. Treasury Notes, 2.000%, due 2/15/25, value $2,133,875	0.000%	11/02/15	$2,091,031
	Total Short-Term Investments (cost $2,091,031)			2,091,031
	Total Investments (cost $103,475,020) – 99.3%			102,119,553
	Other Assets Less Liabilities – 0.7%			708,720
	Net Assets – 100%			$102,828,273

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$97,777,393	$2,251,106	$23	$100,028,522
Short-Term Investments:
Repurchase Agreements	—	2,091,031	—	2,091,031
Total	$97,777,393	$4,342,137	$23	$102,119,553

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	21

Nuveen Tradewinds Global All-Cap Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

As of October 31, 2015, the cost of investments was $103,629,981.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$13,513,733
Depreciation	(15,024,161)
Net unrealized appreciation (depreciation) of investments	$(1,510,428)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

ADR	American Depositary Receipt

22	Nuveen Investments

Nuveen Tradewinds International Value Fund

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.2%

	COMMON STOCKS – 98.2%

	Aerospace & Defense – 1.5%

55,608	Thales SA	$4,031,577

	Automobiles – 3.4%

35,899	Hyundai Motor Company	3,463,787

46,594	Toyota Motor Corporation, Sponsored ADR	5,713,356
	Total Automobiles	9,177,143

	Banks – 10.0%

618,487	HSBC Holdings PLC	4,839,758

496,436	ING Groep N.V., Ordinary Shares	7,225,066

524,100	Oversea-Chinese Banking Corporation Limited	3,378,273

1,327,099	Royal Bank of Scotland Group PLC, (2)	6,497,635

1,281,000	Sumitomo Mitsui Trust Holdings	4,964,976
	Total Banks	26,905,708

	Beverages – 1.1%

185,829	Refresco Gerber N.V, (2)	3,040,682

	Capital Markets – 2.9%

388,312	UBS AG	7,777,889

	Chemicals – 3.7%

39,305	Agrium Inc.	3,658,116

119,628	Royal DSM NV	6,388,018
	Total Chemicals	10,046,134

	Commercial Services & Supplies – 4.8%

424,000	Dai Nippon Printing Co., Ltd.	4,420,254

215,782	ISS AS	7,594,295

181,237	Mitie Group PLC	897,975
	Total Commercial Services & Supplies	12,912,524

	Communications Equipment – 1.9%

517,606	Ericsson LM Telefonaktiebolaget, Sponsored ADR	5,041,482

	Diversified Financial Services – 1.6%

51,800	Groupe Bruxelles Lambert SA	4,210,053

	Diversified Telecommunication Services – 5.4%

189,410	Nippon Telegraph and Telephone Corporation, ADR	6,957,029

3,627,911	Telecom Italia S.p.A.	4,081,190

195,228	Telenor ASA	3,683,179
	Total Diversified Telecommunication Services	14,721,398

Nuveen Investments	23

Nuveen Tradewinds International Value Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities – 1.1%

163,605	Electricite de France S.A	$3,046,747

	Electrical Equipment – 1.8%

95,700	Mabuchi Motor Company Limited	4,790,155

	Electronic Equipment, Instruments & Components – 2.5%

2,738,000	Digital China Holdings Limited	2,797,843

352,320	Flextronics International Limited, (2)	4,012,925
	Total Electronic Equipment, Instruments & Components	6,810,768

	Energy Equipment & Services – 2.1%

468,369	Aker Solutions ASA	1,874,193

292,148	Tenaris SA	3,668,797
	Total Energy Equipment & Services	5,542,990

	Food & Staples Retailing – 6.0%

216,277	Carrefour SA	7,056,389

107,500	Seven & I Holdings	4,909,526

1,525,804	Tesco PLC, (2)	4,311,543
	Total Food & Staples Retailing	16,277,458

	Household Durables – 2.5%

205,000	Panasonic Corporation	2,437,847

263,700	Sekisui House, Ltd.	4,424,137
	Total Household Durables	6,861,984

	Industrial Conglomerates – 1.9%

51,312	Siemens AG	5,162,911

	Insurance – 8.8%

165,455	Ageas	7,311,365

23,515	Allianz AG ORD Shares	4,120,516

111,681	Axis Capital Holdings Limited	6,030,774

209,000	MS&AD Insurance Group Holdings Inc.	6,221,331
	Total Insurance	23,683,986

	Internet & Catalog Retail – 1.1%

1,745,959	Home Retail Group	3,022,632

	Media – 1.7%

133,263	Wolters Kluwer NV	4,512,782

	Metals & Mining – 0.8%

1,199,091	Glencore PLC	2,079,583

	Oil, Gas & Consumable Fuels – 4.7%

277,285	Cameco Corporation	3,929,128

99,400	Canadian Natural Resources Limited	2,308,068

24	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

120,971	Royal Dutch Shell PLC, Class B Shares, ADR	$6,373,962
	Total Oil, Gas & Consumable Fuels	12,611,158

	Personal Products – 1.1%

122,100	Shiseido Company, Limited	2,925,260

	Pharmaceuticals – 9.9%

200,718	GlaxoSmithKline PLC	4,347,445

129,570	H. Lundbeck A/S, (2)	3,807,427

15,069	Roche Holdings AG	4,090,255

77,044	Sanofi	7,781,666

114,422	Teva Pharmaceutical Industries Limited, Sponsored ADR	6,772,638
	Total Pharmaceuticals	26,799,431

	Professional Services – 1.5%

44,976	ManpowerGroup Inc.	4,127,897

	Real Estate Management & Development – 2.5%

703,300	City Developments Limited	3,986,153

446,600	Henderson Land Development Company Limited	2,855,138
	Total Real Estate Management & Development	6,841,291

	Semiconductors & Semiconductor Equipment – 1.0%

53,000	Rohm Company Limited	2,648,463

	Software – 1.7%

59,191	SAP SE	4,678,626

	Technology Hardware, Storage & Peripherals – 3.6%

118,200	Fujifilm Holdings Corporation	4,752,684

4,742	Samsung Electronics Company Limited	4,970,563
	Total Technology Hardware, Storage & Peripherals	9,723,247

	Textiles, Apparel & Luxury Goods – 1.8%

380,000	Wacoal Holdings Corporation	4,799,206

	Tobacco – 1.6%

126,100	Japan Tobacco Inc.	4,400,490

	Wireless Telecommunication Services – 2.2%

257,933	SK Telecom Company Limited, Sponsored ADR	6,076,901
	Total Long-Term Investments (cost $218,926,857)	265,288,556

Nuveen Investments	25

Nuveen Tradewinds International Value Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.4%

	REPURCHASE AGREEMENTS – 1.4%

$3,800	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $3,800,069, collateralized by: $165,000 U.S. Treasury Bonds, 4.750%, due 2/15/41, value $223,369, $2,525,000 U.S. Treasury Bonds, 3.000%, due 5/15/45, value $2,578,656 and $1,090,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $1,080,463	0.000%	11/02/15	$3,800,069
	Total Short-Term Investments (cost $3,800,069)			3,800,069
	Total Investments (cost $222,726,926) – 99.6%			269,088,625
	Other Assets Less Liabilities – 0.4%			968,750
	Net Assets – 100%			$270,057,375

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$265,288,556	$—	$—	$265,288,556
Short-Term Investments:
Repurchase Agreements	—	3,800,069	—	3,800,069
Total	$265,288,556	$3,800,069	$—	$269,088,625

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

26	Nuveen Investments

As of October 31, 2015, the cost of investments was $234,635,484.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$64,803,160
Depreciation	(30,350,019)
Net unrealized appreciation (depreciation) of investments	$34,453,141

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt

Nuveen Investments	27

Nuveen Tradewinds Japan Fund

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.8%

	COMMON STOCKS – 96.8%

	Automobiles – 2.0%

2,687	Toyota Motor Corporation, Sponsored ADR	$329,480

	Banks – 3.9%

22,000	Chiba Bank Limited	161,896

126,000	Sumitomo Mitsui Trust Holdings Inc.	488,358
	Total Banks	650,254

	Beverages – 2.2%

25,600	Kirin Holdings Co., Ltd.	365,108

	Building Products – 2.2%

17,000	LIXIL Group	366,429

	Capital Markets – 2.6%

64,000	Daiwa Securities Group Inc.	441,323

	Chemicals – 1.9%

45,000	Chugoku Marine Paints Limited	324,439

	Commercial Services & Supplies – 5.5%

24,000	Dai Nippon Printing Co., Ltd.	250,203

19,500	Duskin Company Limited	336,285

4,900	Secom Company Limited	329,604
	Total Commercial Services & Supplies	916,092

	Construction & Engineering – 1.5%

29,000	Obayashi Corporation	255,706

	Consumer Finance – 1.5%

11,800	Credit Saison Company, Limited	244,566

	Containers & Packaging – 1.9%

16,700	Toyo Seikan Group Holdings Ltd.	325,503

	Diversified Telecommunication Services – 2.7%

12,322	Nippon Telegraph and Telephone Corporation, ADR	452,587

	Electrical Equipment – 2.2%

7,500	Mabuchi Motor Company Limited	375,404

	Electronic Equipment, Instruments & Components – 5.5%

75,400	Japan Display Inc., (2)	238,691

5,900	Kyocera Corporation	269,062

38,200	Sanshin Electronics Company Limited	408,687
	Total Electronic Equipment, Instruments & Components	916,440

28	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing – 3.0%

11,200	Seven & I Holdings Co. Ltd	$511,503

	Food Products – 3.1%

13,000	NH Foods Limited	272,669

6,700	Toyo Suisan Kaisha Limited	248,745
	Total Food Products	521,414

	Health Care Providers & Services – 1.8%

9,300	Tokai Corporation	299,416

	Household Durables – 4.1%

15,100	Panasonic Corporation	179,568

17,759	Panasonic Corporation, Sponsored ADR, (3)	207,958

17,800	Sekisui House, Ltd.	298,633
	Total Household Durables	686,159

	Insurance – 4.6%

15,500	MS&AD Insurance Group Holdings, Inc.	461,391

9,900	Sompo Japan Nipponkoa Holdings Inc.	314,057
	Total Insurance	775,448

	IT Services – 3.1%

8,300	TKC Corporation	196,993

33,900	Zuken Inc.	319,138
	Total IT Services	516,131

	Leisure Products – 1.4%

6,000	Sankyo Company Ltd	232,701

	Machinery – 1.4%

61,000	Japan Steel Works Limited	228,491

	Media – 3.2%

22,100	Hakuhodo DY Holdings Inc.	234,424

17,700	TV Asahi Corporation	297,469
	Total Media	531,893

	Oil, Gas & Consumable Fuels – 2.4%

104,100	JX Holdings Inc.	410,637

	Personal Products – 3.8%

6,700	KAO Corporation	346,410

12,300	Shiseido Company, Limited	294,682
	Total Personal Products	641,092

	Pharmaceuticals – 7.4%

19,200	Astellas Pharma Inc.	280,832

9,900	Kissei Pharmaceuticals Company Limited	256,381

Nuveen Investments	29

Nuveen Tradewinds Japan Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Pharmaceuticals (continued)

17,800	Mitsubishi Tanabe Pharma Corporation	$303,280

12,000	Otsuka Holdings Company	402,155
	Total Pharmaceuticals	1,242,648

	Real Estate Management & Development – 1.7%

10,900	Daiwa House Industry Company Limited	288,691

	Road & Rail – 1.0%

1,800	East Japan Railway Company	172,586

	Semiconductors & Semiconductor Equipment – 1.2%

4,000	Rohm Company Limited	199,884

	Software – 1.0%

8,900	Fuji Soft Inc.	171,185

	Specialty Retail – 3.8%

11,900	Chiyoda Company Limited	396,437

13,400	Xebio Company Limited	241,749
	Total Specialty Retail	638,186

	Technology Hardware, Storage & Peripherals – 2.0%

3,200	FujiFilm Holdings Corporation	128,668

5,095	FujiFilm Holdings Corporation, ADR, (3)	204,856
	Total Technology Hardware, Storage & Peripherals	333,524

	Textiles, Apparel & Luxury Goods – 2.0%

26,000	Wacoal Holdings Corporation	328,367

	Tobacco – 2.5%

12,200	Japan Tobacco Inc.	425,741

	Trading Companies & Distributors – 2.3%

30,000	Mitsui & Company Limited	382,987

	Transportation Infrastructure – 1.4%

27,000	Kamigumi Company Limited	234,043

	Wireless Telecommunication Services – 3.0%

25,980	NTT DoCoMo Inc., Sponsored ADR	509,987
	Total Long-Term Investments (cost $15,201,304)	16,246,045

30	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.7%

	REPURCHASE AGREEMENTS – 1.7%

$294	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $293,743, collateralized by $305,000 U.S. Treasury Notes, 2.000%, due 2/15/25, value $302,713	0.000%	11/02/15	$293,743
	Total Short-Term Investments (cost $293,743)			293,743
	Total Investments (cost $15,495,047) – 98.5%			16,539,788
	Other Assets Less Liabilities – 1.5%			248,512
	Net Assets – 100%			$16,788,300

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$15,833,231	$412,814	$—	$16,246,045
Short-Term Investments:
Repurchase Agreements	—	293,743	—	293,743
Total	$15,833,231	$706,557	$—	$16,539,788

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	31

Nuveen Tradewinds Japan Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

As of October 31, 2015, the cost of investments was $15,812,519.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$1,309,982
Depreciation	(582,713)
Net unrealized appreciation (depreciation) of investments	$727,269

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

ADR	American Depositary Receipt

32	Nuveen Investments

Nuveen Global Growth Fund

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.9%

	COMMON STOCKS – 97.9%

	Aerospace & Defense – 2.3%

149,000	AviChina Industry & Technology Company Limited	$122,074

989	Northrop Grumman Corporation	185,685

4,348	Saab AB-B	122,498

1,604	Thales SA	116,290
	Total Aerospace & Defense	546,547

	Airlines – 0.5%

12,930	International Consolidated Airlines Group S.A	116,109

	Auto Components – 2.1%

504	Continental AG	121,209

800	Daikyonishikawa Corporation	42,894

4,142	Delphi Automotive PLC	344,573
	Total Auto Components	508,676

	Automobiles – 1.2%

900	Ferrari NV, (2)	45,387

3,000	Fuji Heavy Industries Limited	117,544

220,000	Geely Automobile Holdings Limited	117,797
	Total Automobiles	280,728

	Banks – 3.3%

4,357	Citigroup Inc.	231,662

38,272	Intesa Sanpaolo SpA	133,328

1,461	Signature Bank, (2)	217,572

1,740	SVB Financial Group, (2)	212,402
	Total Banks	794,964

	Beverages – 1.8%

3,119	Constellation Brands, Inc., Class A	420,441

	Biotechnology – 1.7%

699	Alexion Pharmaceuticals Inc., (2)	123,024

13,600	MediciNova, Inc., (2)	39,848

7,018	Natera, Inc., (2)	57,898

334	Regeneron Pharmaceuticals, Inc., (2)	186,168
	Total Biotechnology	406,938

	Building Products – 0.6%

6,034	Kingspan Group PLC	146,043

Nuveen Investments	33

Nuveen Global Growth Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Capital Markets – 4.4%

15,919	Anima Holding S.p.A	$156,235

5,893	Charles Schwab Corporation	179,854

2,063	Flow Traders NV	80,523

315,000	Guotai Junan International Holdings Limited	117,862

51,800	Huatai Securities Company Limited, (2)	118,295

774	Leonteq AG	149,170

1,928	Macquarie Group Limited	117,825

13,765	Mediobanca S.p.A	138,501
	Total Capital Markets	1,058,265

	Chemicals – 1.0%

1,967	Christian Hansen Holding A/S	118,211

538,600	D&L Industries, Incorporated	112,160
	Total Chemicals	230,371

	Commercial Services & Supplies – 0.2%

11,058	Bravida Holding AB, (2)	56,950

	Communications Equipment – 1.7%

14,585	INVISIO Communications AB, (2)	102,001

1,951	Palo Alto Networks, Incorporated, (2)	314,111
	Total Communications Equipment	416,112

	Construction & Engineering – 0.4%

2,778	FLSmidth & Company A/S	105,183

	Diversified Financial Services – 0.4%

12,246	Cerved Information Solutions S.p.A, (2)	92,918

	Diversified Telecommunication Services – 0.5%

2,648	Euskaltel S.A, (2)	29,701

64,223	Telecom Italia S.p.A., (2)	89,620
	Total Diversified Telecommunication Services	119,321

	Electrical Equipment – 3.0%

828	Acuity Brands Inc.	181,001

1,700	Nidec Corporation	129,229

1,471	Rockwell Automation, Inc.	160,574

2,687	Vesta Wind Systems A/S	156,608

14,500	Zhuzhou CSR Times Electric Company Limited	94,757
	Total Electrical Equipment	722,169

	Electronic Equipment, Instruments & Components – 1.6%

4,500	Alps Electric Company Limited	141,336

3,197	Fingerprint Cards AB, Class B Shares, (2)	157,164

1,987	Fitbit, Inc., Class A Shares, (2)	80,553
	Total Electronic Equipment, Instruments & Components	379,053

34	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing – 0.4%

2,200	Matsumotokiyoshi Holdings Company Limited	$94,986

	Food Products – 5.7%

2,524	Calavo Growers, Inc.	129,759

19,459	Greencore Group PLC	90,594

1,440	Kerry Group PLC, Class A Shares	117,195

6,454	Mondelez International Inc.	297,917

301	Samlip General Foods Company Limited	74,455

6,732	Tyson Foods, Inc., Class A	298,632

7,369	WhiteWave Foods Company, (2)	301,982

68,801	Yowie Group Limited, (2)	56,912
	Total Food Products	1,367,446

	Health Care Equipment & Supplies – 2.9%

2,457	DexCom, Inc., (2)	204,717

5,875	Insulet Corporation, (2)	175,662

2,100	Sysmex Corporation	121,298

5,358	Zeltiq Aesthetics Inc., (2)	180,779
	Total Health Care Equipment & Supplies	682,456

	Health Care Providers & Services – 2.6%

4,072	Acadia Healthcare Company Inc., (2)	250,062

14,539	Capio AB, (2)	95,298

3,023	Centene Corporation, (2)	179,808

3,267	Envision Healthcare Holdings Inc., (2)	92,129
	Total Health Care Providers & Services	617,297

	Hotels, Restaurants & Leisure – 3.5%

2,300	Amaya, Inc., (2)	51,396

7,002	Carnival Corporation	378,668

4,440	Domino’s Pizza Enterprises Limited	148,018

7,234	Dominos Pizza Inc.	121,668

4,345	Evolution Gaming Group AB, (2)	121,803
	Total Hotels, Restaurants & Leisure	821,553

	Household Durables – 2.6%

2,007	Berkeley Group Holdings	102,659

1,455	Mohawk Industries Inc., (2)	284,452

4,539	Sony Corporation	128,908

10,252	TomTom NV, (2)	111,519
	Total Household Durables	627,538

	Household Products – 0.5%

1,075	Henkel AG and CO KGaA	116,676

Nuveen Investments	35

Nuveen Global Growth Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Insurance – 1.4%

21,000	Ping An Insurance (Group) Company of China Limited	$118,404

13,498	Poste Italiane, (2)	96,480

5,206	Prudential Corporation PLC	121,908
	Total Insurance	336,792

	Internet & Catalog Retail – 5.9%

623	Amazon.com, Inc., (2)	389,936

3,245	ASOS PLC, (2)	163,131

2,093	CTRIP.com, (2)	194,586

4,405	JD.com Inc., (2)	121,666

23,220	Ocado Group PLC, (2)	134,879

8,218	Vipshop Holdings Limited, (2)	168,633

2,947	Yoox SpA, (2)	99,975

3,488	Zalando SE, (2)	122,182
	Total Internet & Catalog Retail	1,394,988

	Internet Software & Services – 4.8%

15,009	Auto Trader Group PLC	90,006

5,000	COOKPAD, Inc., (2)	96,130

6,100	Dip Corp.	108,938

4,548	Facebook Inc., Class A, (2)	463,760

4,231	Q2 Holdings Inc., (2)	104,294

4,261	Scout24 Holding, (2)	142,911

2,750	United Internet AG	142,901
	Total Internet Software & Services	1,148,940

	IT Services – 3.0%

3,102	Cancom SE	121,862

22,982	Optimal Payments PLC, (2)	107,704

6,328	Visa Inc.	490,926
	Total IT Services	720,492

	Leisure Products – 0.5%

7,269	Spin Master Corporation, (2)	120,854

	Life Sciences Tools & Services – 1.1%

353	Eurofins Scientific	127,807

1,963	ICON plc, (2)	125,377
	Total Life Sciences Tools & Services	253,184

	Machinery – 1.3%

2,333	Arcam AB, (2)	43,828

110,000	China South Locomotive and Rolling Stock Corporation Limited	141,073

1,502	KUKA AG	126,997
	Total Machinery	311,898

36	Nuveen Investments

Shares	Description (1)	Value

	Media – 4.6%

1,470	CTS Eventim AG	$57,555

22,100	Entertainment One Limited	74,850

14,400	IMAX China Holding, Inc., (2)	79,891

4,387	Imax Corporation, (2)	168,417

18,646	ITV PLC	72,552

5,760	Lions Gate Entertainment Corporation, Equity	224,467

6,294	Live Nation Inc., (2)	171,700

2,126	Walt Disney Company	241,811
	Total Media	1,091,243

	Metals & Mining – 0.9%

9,300	Detour Gold Corporation, (2)	103,412

2,949	Rio Tinto PLC, Sponsored ADR	107,668
	Total Metals & Mining	211,080

	Oil, Gas & Consumable Fuels – 2.8%

2,185	Concho Resources Inc., (2)	253,263

3,764	Euronav SA	55,609

2,095	Pioneer Natural Resources Company	287,308

34,974	Saras SpA, (2)	69,034
	Total Oil, Gas & Consumable Fuels	665,214

	Paper & Forest Products – 0.3%

7,300	Interfor Corporation, (2)	69,338

	Pharmaceuticals – 1.2%

2,636	Medicines Company, (2)	90,257

2,345	Novo Nordisk AS, Class B	124,574

1,002	Shire plc, ADR	76,076
	Total Pharmaceuticals	290,907

	Professional Services – 0.2%

1,300	Nihon M&A Center Inc.	53,974

	Real Estate Investment Trust – 1.7%

8,512	British Land Company PLC	114,228

272	Invincible Investment Corporation	162,068

17,543	SEGRO PLC	121,645
	Total Real Estate Investment Trust	397,941

	Real Estate Management & Development – 3.3%

8,951	ADO Properties S.A, (2)	228,849

28,000	China Overseas Land and Investment Limited	91,038

4,600	Daiwa House Industry Company Limited	121,833

11,233	Grand City Properties SA	224,319

4,340	Patrizia Immobilien AG, (2)	119,384
	Total Real Estate Management & Development	785,423

Nuveen Investments	37

Nuveen Global Growth Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Road & Rail – 1.7%

2,204	Ryder System, Inc.	$158,203

2,825	Union Pacific Corporation	252,414
	Total Road & Rail	410,617

	Semiconductors & Semiconductor Equipment – 2.5%

3,003	Ambarella, Incorporated, (2)	148,468

9,678	ARM Holdings PLC	152,926

1,353	NXP Semiconductors NV, (2)	106,008

7,003	SunPower Corporation, (2)	187,961
	Total Semiconductors & Semiconductor Equipment	595,363

	Software – 6.5%

3,348	Activision Blizzard Inc.	116,376

4,067	Electronic Arts Inc., (2)	293,109

7,317	Microsoft Corporation	385,167

2,289	Mobileye NV, (2)	104,195

2,492	ServiceNow Inc., (2)	203,472

29,667	Sophos Group PLC	117,584

2,934	Splunk Inc., (2)	164,773

1,868	Tableau Software Inc., Class A, (2)	156,837
	Total Software	1,541,513

	Specialty Retail – 3.7%

2,866	Home Depot, Inc.	354,352

13,861	Howden Joinery Group PLC	99,063

29,000	Laox Company Limited, (2)	81,951

1,300	Nitori Company Limited	102,237

2,391	Restoration Hardware Holdings Incorporated, (2)	246,488
	Total Specialty Retail	884,091

	Textiles, Apparel & Luxury Goods – 1.9%

700	Kering	129,742

989	Pandora A/S	114,104

2,265	Under Armour, Inc., (2)	215,356
	Total Textiles, Apparel & Luxury Goods	459,202

	Trading Companies & Distributors – 0.7%

2,126	United Rentals Inc., (2)	159,152

	Transportation Infrastructure – 0.9%

3,746	Atlantia SpA	103,806

2,100	Japan Airport Terminal Company	114,859
	Total Transportation Infrastructure	218,665

	Water Utilities – 0.6%

184,000	Beijing Enterprises Water Group	146,476

38	Nuveen Investments

Shares	Description (1)			Value

	Wireless Telecommunication Services – 1.5%

2,986	SBA Communications Corporation, (2)			$355,394
	Total Long-Term Investments (cost $21,841,959)			23,351,481

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.6%

	REPURCHASE AGREEMENTS – 1.6%

$383	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $382,985, collateralized by $395,000 U.S. Treasury Notes, 2.000%, due 2/15/25, value $392,038	0.000%	11/02/15	$382,985
	Total Short-Term Investments (cost $382,985)			382,985
	Total Investments (cost $22,224,944) – 99.5%			23,734,466
	Other Assets Less Liabilities – 0.5%			111,602
	Net Assets – 100%			$23,846,068

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$23,351,481	$—	$—	$23,351,481
Short-Term Investments:
Repurchase Agreements	—	382,985	—	382,985
Total	$23,351,481	$382,985	$—	$23,734,466

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2015, the cost of investments was $22,285,690.

Nuveen Investments	39

Nuveen Global Growth Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$2,128,699
Depreciation	(679,923)
Net unrealized appreciation (depreciation) of investments	$1,448,776

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt

40	Nuveen Investments

Nuveen International Growth Fund

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.3%

	COMMON STOCKS – 96.3%

	Aerospace & Defense – 2.9%

4,679,000	AviChina Industry & Technology Company Limited	$3,833,465

75,706	Saab AB-B	2,132,888

81,786	Thales SA	5,929,481
	Total Aerospace & Defense	11,895,834

	Airlines – 1.5%

100,081	EasyJet PLC	2,699,984

420,096	International Consolidated Airlines Group S.A	3,772,385
	Total Airlines	6,472,369

	Auto Components – 1.7%

16,771	Continental AG	4,033,317

13,600	Daikyonishikawa Corporation	729,195

462,000	Hu Lane Associate Inc., (2)	2,141,821
	Total Auto Components	6,904,333

	Automobiles – 1.4%

14,300	Ferrari NV, (2)	721,149

78,400	Fuji Heavy Industries Limited	3,071,809

3,825,000	Geely Automobile Holdings Limited	2,048,067
	Total Automobiles	5,841,025

	Banks – 2.2%

59,254	BNP Paribas SA	3,600,669

1,004,410	Intesa Sanpaolo SpA	3,499,055

1,066,000	Shinsei Bank, Limited	2,252,673
	Total Banks	9,352,397

	Biotechnology – 1.4%

82,990	Grifols SA	2,888,882

6,477	Medy-Tox Inc.	2,766,239
	Total Biotechnology	5,655,121

	Building Products – 1.4%

2,301,000	China Lesso Group Holdings Limited	1,873,314

157,711	Kingspan Group PLC	3,817,127
	Total Building Products	5,690,441

	Capital Markets – 6.5%

420,353	Anima Holding S.p.A	4,125,504

89,768	Flow Traders NV	3,503,832

Nuveen Investments	41

Nuveen International Growth Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

7,509,000	Guotai Junan International Holdings Limited	$2,809,602

1,140,400	Haitong Securities Co Limited	1,998,120

1,151,000	Huatai Securities Company Limited, (2)	2,628,532

23,774	Leonteq AG	4,581,868

49,207	Macquarie Group Limited	3,007,171

458,196	Mediobanca S.p.A	4,610,277
	Total Capital Markets	27,264,906

	Chemicals – 1.2%

51,684	Christian Hansen Holding A/S	3,106,062

9,137,100	D&L Industries, Incorporated	1,902,749
	Total Chemicals	5,008,811

	Commercial Services & Supplies – 0.2%

186,806	Bravida Holding AB, (2)	962,067

	Communications Equipment – 0.4%

246,371	INVISIO Communications AB, (2)	1,723,015

	Construction & Engineering – 0.4%

47,239	FLSmidth & Company A/S	1,788,609

	Diversified Financial Services – 0.4%

236,973	Cerved Information Solutions S.p.A, (2)	1,798,053

	Diversified Telecommunication Services – 0.1%

56,251	Euskaltel S.A, (2)	630,936

	Electrical Equipment – 2.3%

26,200	Nidec Corporation	1,991,652

86,745	Vesta Wind Systems A/S	5,055,814

381,000	Zhuzhou CSR Times Electric Company Limited	2,489,827
	Total Electrical Equipment	9,537,293

	Electronic Equipment, Instruments & Components – 1.5%

51,848	Accesso Technology Group PLC, (2)	659,413

88,200	Alps Electric Company, Limited	2,770,183

55,365	Fingerprint Cards AB, Class B Shares, (2)	2,721,737
	Total Electronic Equipment, Instruments & Components	6,151,333

	Food & Staples Retailing – 1.4%

42,333	Delhaize Group	3,929,412

44,700	Matsumotokiyoshi Holdings Company Limited	1,929,949
	Total Food & Staples Retailing	5,859,361

	Food Products – 2.8%

89,000	Ajinomoto Co Inc.	1,996,544

539,277	Greencore Group PLC	2,510,674

42	Nuveen Investments

Shares	Description (1)	Value

	Food Products (continued)

49,453	Kerry Group PLC, Class A Shares	$4,024,738

7,102	Samlip General Foods Company Limited	1,756,733

1,622,293	Yowie Group Limited, (2)	1,341,954
	Total Food Products	11,630,643

	Gas Utilities – 1.0%

51,030	Rubis	4,095,845

	Health Care Equipment & Supplies – 2.2%

124,163	Elekta A.B	959,901

43,852	InBody Company, Limited	1,888,631

7,096	Straumann Holding AG	2,010,097

72,300	Sysmex Corporation, (WI/DD)	4,176,108
	Total Health Care Equipment & Supplies	9,034,737

	Health Care Providers & Services – 1.3%

372,241	Capio AB, (2)	2,439,910

35,111	Orpea	2,818,517
	Total Health Care Providers & Services	5,258,427

	Health Care Technology – 0.6%

120,400	So-net M3 Inc.	2,351,726

	Hotels, Restaurants & Leisure – 3.7%

55,900	Amaya, Inc., (2)	1,249,157

146,739	Domino’s Pizza Enterprises Limited	4,891,900

211,607	Dominos Pizza Inc.	3,558,986

145,772	Evolution Gaming Group AB, (2)	4,086,404

472,000	Galaxy Entertainment Group Limited, (2)	1,622,945
	Total Hotels, Restaurants & Leisure	15,409,392

	Household Durables – 2.2%

71,394	Berkeley Group Holdings	3,651,822

126,134	Sony Corporation	3,582,206

180,020	TomTom NV, (2)	1,958,211
	Total Household Durables	9,192,239

	Household Products – 1.0%

36,670	Henkel AG and CO KGaA	3,979,996

	Industrial Conglomerates – 0.4%

20,852	DCC PLC	1,673,170

	Insurance – 2.3%

874,500	Ping An Insurance (Group) Company of China Limited	4,930,670

230,130	Poste Italiane, (2)	1,644,906

133,775	Prudential Corporation PLC	3,132,595
	Total Insurance	9,708,171

Nuveen Investments	43

Nuveen International Growth Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Internet & Catalog Retail – 6.6%

84,977	ASOS PLC, (2)	$4,271,926

55,021	CTRIP.com, (2)	5,115,302

141,997	JD.com Inc., (2)	3,921,957

523,045	Ocado Group PLC, (2)	3,038,236

162,425	Vipshop Holdings Limited, (2)	3,332,961

116,203	Yoox SpA, (2)	3,942,095

115,555	Zalando SE, (2)	4,047,818
	Total Internet & Catalog Retail	27,670,295

	Internet Software & Services – 4.2%

1,063,750	Auto Trader Group PLC	6,379,119

137,300	COOKPAD, Inc., (2)	2,639,728

104,900	Dip Corp.	1,873,370

72,919	Scout24 Holding, (2)	2,445,655

83,330	United Internet AG	4,330,158
	Total Internet Software & Services	17,668,030

	IT Services – 1.2%

52,701	Cancom SE	2,070,359

601,284	Optimal Payments PLC, (2)	2,817,895
	Total IT Services	4,888,254

	Leisure Products – 1.7%

21,100	Shimano Inc.	3,353,758

148,298	Spin Master Corporation, (2)	2,465,585

110,250	Thule Group AB	1,367,874
	Total Leisure Products	7,187,217

	Life Sciences Tools & Services – 2.2%

9,074	Eurofins Scientific	3,285,331

62,764	ICON plc, (2)	4,008,737

13,289	Tecan Group AG	1,812,289
	Total Life Sciences Tools & Services	9,106,357

	Machinery – 1.5%

39,416	Arcam AB, (2)	740,473

1,831,000	China South Locomotive and Rolling Stock Corporation Limited	2,348,223

38,175	KUKA AG	3,227,777
	Total Machinery	6,316,473

	Media – 3.3%

24,798	CTS Eventim AG	970,917

528,814	Entertainment One Limited	1,791,037

248,200	IMAX China Holding, Inc., (2)	1,377,003

120,005	Imax Corporation, (2)	4,606,992

44	Nuveen Investments

Shares	Description (1)	Value

	Media (continued)

496,605	ITV PLC	$1,932,288

32,555	Modern Times Group MTG AB, Class B	924,803

235,959	NOS SGPS	1,961,352
	Total Media	13,564,392

	Metals & Mining – 1.1%

234,300	Detour Gold Corporation, (2)	2,605,324

50,470	Rio Tinto PLC, Sponsored ADR	1,842,660
	Total Metals & Mining	4,447,984

	Oil, Gas & Consumable Fuels – 2.1%

139,000	Crescent Point Energy Corporation	1,894,295

63,563	Euronav SA	939,067

167,000	Paramount Bed Company Limited	1,689,668

826,697	Saras SpA, (2)	1,631,794

298,100	Veresen Inc.	2,594,355
	Total Oil, Gas & Consumable Fuels	8,749,179

	Paper & Forest Products – 0.4%

168,900	Interfor Corporation, (2)	1,604,266

	Personal Products – 1.0%

6,010	Amorepacific Corporation	1,990,066

20,700	Kose Corp.	2,039,637
	Total Personal Products	4,029,703

	Pharmaceuticals – 3.6%

2,405,000	China Animal Healthcare Limited, (3)	403,388

67,165	Novo Nordisk AS, Class B	3,568,018

14,543	Roche Holdings AG, Sponsored ADR	3,947,480

896,500	Shanghai Fosun Pharmaceutical Group Company Limited	2,903,278

24,032	Shire plc, ADR	1,824,600

42,102	Teva Pharmaceutical Industries Limited, Sponsored ADR	2,492,017
	Total Pharmaceuticals	15,138,781

	Professional Services – 0.4%

43,100	Nihon M&A Center Inc.	1,789,434

	Real Estate Investment Trust – 2.2%

223,743	British Land Company PLC	3,002,546

6,807	Invincible Investment Corporation	4,055,882

291,979	SEGRO PLC	2,024,616
	Total Real Estate Investment Trust	9,083,044

	Real Estate Management & Development – 5.5%

222,551	ADO Properties S.A, (2)	5,689,932

Nuveen Investments	45

Nuveen International Growth Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Real Estate Management & Development (continued)

992,000	China Overseas Land and Investment Limited	$3,225,350

77,800	Daiwa House Industry Company Limited	2,060,568

339,626	Grand City Properties SA	6,782,212

107,900	Open House Company, Limited	1,987,749

112,552	Patrizia Immobilien AG, (2)	3,096,053
	Total Real Estate Management & Development	22,841,864

	Road & Rail – 1.1%

70,892	DSV A/S	2,874,417

19,400	East Japan Railway Company	1,860,098
	Total Road & Rail	4,734,515

	Semiconductors & Semiconductor Equipment – 1.7%

264,691	ARM Holdings PLC	4,182,486

34,910	NXP Semiconductors NV, (2)	2,735,199
	Total Semiconductors & Semiconductor Equipment	6,917,685

	Software – 3.6%

64,040	CyberArk Software Limited, (2)	3,178,946

218,977	Micro Focus International	4,239,939

44,198	Mobileye NV, (2)	2,011,893

557,716	Sophos Group PLC	2,210,480

106,990	UbiSoft Entertainment S.A, (2)	3,208,947
	Total Software	14,850,205

	Specialty Retail – 1.7%

369,695	Howden Joinery Group PLC	2,642,156

857,000	Laox Company Limited, (2)	2,421,787

25,500	Nitori Company Limited	2,005,428
	Total Specialty Retail	7,069,371

	Textiles, Apparel & Luxury Goods – 2.6%

45,431	Cie Financierre Richemont	3,897,566

18,633	Kering	3,453,553

28,458	Pandora A/S	3,283,285
	Total Textiles, Apparel & Luxury Goods	10,634,404

	Trading Companies & Distributors – 0.5%

81,600	Monotaro Company Limited	2,119,964

	Transportation Infrastructure – 2.0%

134,869	Atlantia SpA	3,737,380

84,500	Japan Airport Terminal Company	4,621,696
	Total Transportation Infrastructure	8,359,076

46	Nuveen Investments

Shares	Description (1)			Value

	Water Utilities – 0.9%

4,850,000	Beijing Enterprises Water Group			$3,860,927

	Wireless Telecommunication Services – 0.8%

63,224	Drillisch AG			3,261,385
	Total Long-Term Investments (cost $374,494,978)			400,763,055

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.3%

	REPURCHASE AGREEMENTS – 4.3%

$18,025	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $18,024,507, collateralized by $18,525,000 U.S. Treasury Notes, 2.000%, due 2/15/25, value $18,386,063	0.000%	11/02/15	$18,024,507
	Total Short-Term Investments (cost $18,024,507)			18,024,507
	Total Investments (cost $392,519,485) – 100.6%			418,787,562
	Other Assets Less Liabilities – (0.6)%			(2,597,169)
	Net Assets – 100%			$416,190,393

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$400,359,667	$—	$403,388	$400,763,055
Short-Term Investments:
Repurchase Agreements	—	18,024,507	—	18,024,507
Total	$400,359,667	$18,024,507	$403,388	$418,787,562

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	47

Nuveen International Growth Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

As of October 31, 2015, the cost of investments was $396,701,853.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$33,559,820
Depreciation	(11,474,111)
Net unrealized appreciation (depreciation) of investments	$22,085,709

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

ADR	American Depositary Receipt

48	Nuveen Investments

Nuveen Winslow Large-Cap Growth Fund

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.4%

	COMMON STOCKS – 99.4%

	Airlines – 1.6%

325,200	Delta Air Lines, Inc.	$16,533,168

	Auto Components – 0.7%

80,100	Delphi Automotive PLC	6,663,519

	Automobiles – 0.6%

27,100	Tesla Motors Inc., (2)	5,607,803

	Biotechnology – 9.0%

135,400	AbbVie Inc.	8,063,070

105,980	Alexion Pharmaceuticals Inc., (2)	18,652,480

31,580	BioMarin Pharmaceutical Inc., (2)	3,696,123

235,110	Celgene Corporation, (2)	28,850,348

134,950	Gilead Sciences, Inc.	14,592,144

10,420	Regeneron Pharmaceuticals, Inc., (2)	5,808,004

89,895	Vertex Pharmaceuticals Inc., (2)	11,213,502
	Total Biotechnology	90,875,671

	Capital Markets – 0.3%

97,700	Charles Schwab Corporation	2,981,804

	Chemicals – 4.3%

138,700	Ecolab Inc.	16,692,545

131,400	PPG Industries, Inc.	13,699,764

48,230	Sherwin-Williams Company	12,869,211
	Total Chemicals	43,261,520

	Food & Staples Retailing – 2.9%

76,900	Costco Wholesale Corporation	12,159,428

169,900	CVS Health Corporation	16,782,722
	Total Food & Staples Retailing	28,942,150

	Health Care Equipment & Supplies – 4.7%

755,400	Boston Scientific Corporation, (2)	13,808,712

119,095	DexCom, Inc., (2)	9,922,995

69,680	Edwards Lifesciences Corporation, (2)	10,950,212

166,150	Medtronic, PLC	12,281,808
	Total Health Care Equipment & Supplies	46,963,727

	Health Care Providers & Services – 2.8%

309,350	Envision Healthcare Holdings Inc., (2)	8,723,670

168,950	UnitedHealth Group Incorporated	19,898,931
	Total Health Care Providers & Services	28,622,601

Nuveen Investments	49

Nuveen Winslow Large-Cap Growth Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 4.3%

15,900	Chipotle Mexican Grill, (2)	$10,179,657

573,900	Hilton Worldwide Holdings Inc.	14,341,761

296,200	Starbucks Corporation	18,533,234
	Total Hotels, Restaurants & Leisure	43,054,652

	Industrial Conglomerates – 2.5%

171,200	Danaher Corporation	15,974,672

330,200	General Electric Company	9,549,384
	Total Industrial Conglomerates	25,524,056

	Internet & Catalog Retail – 8.9%

73,840	Amazon.com, Inc. (2)	46,216,456

93,500	CTRIP.com, ADR, (2)	8,692,695

75,825	NetFlix.com Inc., (2)	8,217,914

18,620	The Priceline Group Inc., (2)	27,077,949
	Total Internet & Catalog Retail	90,205,014

	Internet Software & Services – 12.9%

148,500	Alibaba Group Holding Limited, ADR, (2)	12,448,755

33,830	Alphabet Inc., Class A, (2)	24,945,904

34,225	Alphabet Inc., Class C, (2)	24,327,472

48,115	CoStar Group, Inc., (2)	9,770,713

349,000	Facebook Inc., Class A, (2)	35,587,530

93,925	LinkedIn Corporation, Class A, (2)	22,623,715
	Total Internet Software & Services	129,704,089

	IT Services – 9.5%

927,200	First Data Corporation, Class A Shares, (2)	14,686,848

224,200	MasterCard, Inc.	22,193,558

383,400	PayPal Holdings, Inc., (2)	13,806,234

580,700	Visa Inc.	45,050,706
	Total IT Services	95,737,346

	Life Sciences Tools & Services – 1.3%

203,600	Quintiles Transnational Corporation, (2)	12,959,140

	Media – 2.7%

213,000	Liberty Global PLC Class C, (2)	9,082,320

160,600	Walt Disney Company	18,266,644
	Total Media	27,348,964

	Oil, Gas & Consumable Fuels – 0.3%

29,000	Concho Resources Inc., (2)	3,361,390

	Pharmaceuticals – 2.8%

25,870	Allergan PLC, (2)	7,980,119

312,600	Bristol-Myers Squibb Company	20,615,970
	Total Pharmaceuticals	28,596,089

50	Nuveen Investments

Shares	Description (1)			Value

	Real Estate Investment Trust – 2.0%

195,700	American Tower Corporation, REIT			$20,006,411

	Road & Rail – 1.2%

137,450	Union Pacific Corporation			12,281,158

	Semiconductors & Semiconductor Equipment – 1.2%

102,000	Avago Technologies Limited			12,559,260

	Software – 9.2%

273,500	Adobe Systems Incorporated, (2)			24,248,510

144,600	Intuit, Inc.			14,088,378

171,400	Microsoft Corporation			9,022,496

267,900	Mobileye NV, (2)			12,194,808

197,000	Salesforce.com, Inc., (2)			15,308,870

126,200	ServiceNow Inc., (2)			10,304,230

90,000	Workday Inc., Class A, (2)			7,107,300
	Total Software			92,274,592

	Specialty Retail – 4.1%

164,150	Home Depot, Inc.			20,295,506

101,650	L Brands Inc.			9,756,367

67,135	Ulta Salon, Cosmetics & Fragrance, Inc., (2)			11,678,805
	Total Specialty Retail			41,730,678

	Technology Hardware, Storage & Peripherals – 3.6%

303,875	Apple, Inc.			36,313,063

	Textiles, Apparel & Luxury Goods – 4.3%

141,150	Lululemon Athletica Inc., (2)			6,940,346

234,700	Nike, Inc., Class B			30,752,741

54,200	Under Armour, Inc., (2)			5,153,336
	Total Textiles, Apparel & Luxury Goods			42,846,423

	Wireless Telecommunication Services – 1.7%

146,100	SBA Communications Corporation, (2)			17,388,819
	Total Long-Term Investments (cost $664,934,224)			1,002,343,107

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.1%

	REPURCHASE AGREEMENTS – 1.1%

$11,000	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $10,999,517, collateralized by $11,305,000 U.S. Treasury Notes, 2.000%, due 2/15/25, value $11,220,213	0.000%	11/02/15	$10,999,517
	Total Short-Term Investments (cost $10,999,517)			10,999,517
	Total Investments (cost $675,933,741) – 100.5%			1,013,342,624
	Other Assets Less Liabilities – (0.5)%			(5,282,841)
	Net Assets – 100%			$1,008,059,783

Nuveen Investments	51

Nuveen Winslow Large-Cap Growth Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,002,343,107	$—	$—	$1,002,343,107
Short-Term Investments:
Repurchase Agreements	—	10,999,517	—	10,999,517
Total	$1,002,343,107	$10,999,517	$—	$1,013,342,624

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2015, the cost of investments was $676,325,660.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$345,435,558
Depreciation	(8,418,594)
Net unrealized appreciation (depreciation) of investments	$337,016,964

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

52	Nuveen Investments

Nuveen Winslow Managed Volatility Equity Fund

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.4%

	COMMON STOCKS – 97.4%

	Airlines – 1.6%

1,720	Delta Air Lines, Inc.	$87,445

	Auto Components – 0.7%

450	Delphi Automotive PLC	37,436

	Automobiles – 0.5%

145	Tesla Motors Inc., (2)	30,005

	Biotechnology – 8.9%

750	AbbVie Inc.	44,663

575	Alexion Pharmaceuticals Inc., (2)	101,200

160	BioMarin Pharmaceutical Inc., (2)	18,726

1,240	Celgene Corporation, (2)	152,160

730	Gilead Sciences, Inc.	78,935

55	Regeneron Pharmaceuticals, Inc., (2)	30,656

485	Vertex Pharmaceuticals Inc., (2)	60,499
	Total Biotechnology	486,839

	Capital Markets – 0.3%

500	Charles Schwab Corporation	15,260

	Chemicals – 4.2%

740	Ecolab Inc.	89,059

700	PPG Industries, Inc.	72,982

260	Sherwin-Williams Company	69,376
	Total Chemicals	231,417

	Food & Staples Retailing – 2.8%

410	Costco Wholesale Corporation	64,829

905	CVS Health Corporation	89,396
	Total Food & Staples Retailing	154,225

	Health Care Equipment & Supplies – 4.5%

3,900	Boston Scientific Corporation, (2)	71,292

630	DexCom, Inc., (2)	52,492

370	Edwards Lifesciences Corporation, (2)	58,146

875	Medtronic, PLC	64,680
	Total Health Care Equipment & Supplies	246,610

	Health Care Providers & Services – 2.8%

1,660	Envision Healthcare Holdings Inc., (2)	46,812

Nuveen Investments	53

Nuveen Winslow Managed Volatility Equity Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

890	UnitedHealth Group Incorporated	$104,824
	Total Health Care Providers & Services	151,636

	Hotels, Restaurants & Leisure – 4.2%

85	Chipotle Mexican Grill, (2)	54,420

3,035	Hilton Worldwide Holdings Inc.	75,845

1,565	Starbucks Corporation	97,922
	Total Hotels, Restaurants & Leisure	228,187

	Industrial Conglomerates – 2.5%

910	Danaher Corporation	84,912

1,745	General Electric Company	50,465
	Total Industrial Conglomerates	135,377

	Internet & Catalog Retail – 8.7%

390	Amazon.com, Inc., (2)	244,097

475	CTRIP.com, ADR, (2)	44,161

400	NetFlix.com Inc., (2)	43,352

100	The Priceline Group Inc., (2)	145,424
	Total Internet & Catalog Retail	477,034

	Internet Software & Services – 12.6%

780	Alibaba Group Holding Limited, ADR, (2)	65,387

180	Alphabet Inc., Class A, (2)	132,730

180	Alphabet Inc., Class C, (2)	127,946

255	CoStar Group, Inc., (2)	51,783

1,845	Facebook Inc., Class A, (2)	188,135

500	LinkedIn Corporation, Class A, (2)	120,435
	Total Internet Software & Services	686,416

	IT Services – 9.3%

4,895	First Data Corporation, Class A, (2)	77,537

1,185	MasterCard, Inc.	117,303

2,025	PayPal Holdings, Inc., (2)	72,920

3,070	Visa Inc.	238,171
	Total IT Services	505,931

	Life Sciences Tools & Services – 1.3%

1,075	Quintiles Transnational Corporation, (2)	68,424

	Media – 2.6%

1,125	Liberty Global PLC Class C, (2)	47,970

845	Walt Disney Company	96,110
	Total Media	144,080

54	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 0.3%

165	Concho Resources Inc., (2)	$19,125

	Pharmaceuticals – 2.8%

140	Allergan PLC, (2)	43,186

1,655	Bristol-Myers Squibb Company	109,147
	Total Pharmaceuticals	152,333

	Real Estate Investment Trust – 1.9%

1,035	American Tower Corporation, REIT	105,808

	Road & Rail – 1.2%

730	Union Pacific Corporation	65,226

	Semiconductors & Semiconductor Equipment – 1.2%

540	Avago Technologies Limtied	66,490

	Software – 9.0%

1,445	Adobe Systems Incorporated, (2)	128,114

760	Intuit, Inc.	74,047

950	Microsoft Corporation	50,008

1,415	Mobileye NV, (2)	64,411

1,040	Salesforce.com, Inc., (2)	80,818

685	ServiceNow Inc., (2)	55,930

475	Workday Inc., Class A, (2)	37,511
	Total Software	490,839

	Specialty Retail – 4.1%

865	Home Depot, Inc.	106,949

560	L Brands Inc.	53,749

355	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	61,756
	Total Specialty Retail	222,454

	Technology Hardware, Storage & Peripherals – 3.5%

1,605	Apple, Inc.	191,798

	Textiles, Apparel & Luxury Goods – 4.2%

745	Lululemon Athletica Inc., (2)	36,632

1,250	Nike, Inc., Class B	163,788

290	Under Armour, Inc., (2)	27,573
	Total Textiles, Apparel & Luxury Goods	227,993

	Wireless Telecommunication Services – 1.7%

770	SBA Communications Corporation, (2)	91,645
	Total Long-Term Investments (cost $4,778,654)	5,320,033
	Other Assets Less Liabilities – 2.6% (3)	140,515
	Net Assets – 100%	$5,460,548

Nuveen Investments	55

Nuveen Winslow Managed Volatility Equity Fund (continued)

Portfolio of Investments	October 31, 2015 (Unaudited)

Investments in Derivatives as of October 31, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	Short	(8)	12/15	$(829,480)	$3,720	$(78,003)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$5,320,033	$—	$—	$5,320,033
Investments in Derivatives:
Futures Contracts*	(78,003)	—	—	(78,003)
Total	$5,242,030	$—	$—	$5,242,030
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of October 31, 2015, the cost of investments (excluding investments in derivatives) was $4,778,654.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$575,664
Depreciation	(34,285)
Net unrealized appreciation (depreciation) of investments	$541,379

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

56	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2015